Annual Total Returns[BarChart] - AST HOTCHKIS WILEY LARGE-CAP VALUE PORTFOLIO - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.19%)	16.89%	39.86%	13.75%	(7.84%)	19.89%	19.19%	(14.15%)	29.52%	0.27%